Real Estate Real Estate Values (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Land	$ 4,554,912,000	$ 4,367,816,000
Depreciable property Abstract
Investment Building and Building Improvements	14,368,179,000	14,262,616,000
Fixtures and Equipment, Gross	1,343,765,000	1,292,124,000
Development in Process	387,750,000	160,190,000
Land Available for Development	353,823,000	325,200,000
Investment in real estate	21,008,429,000	20,407,946,000
Real Estate Investment Property, Accumulated Depreciation	(4,912,221,000)	(4,539,583,000)
Investment in real estate, net	16,096,208,000	15,868,363,000
Projects under development [Member]
Depreciable property Abstract
Land Under Development	210,632,000	75,646,000
Development in Process	177,118,000	84,544,000
Land held for development [Member]
Depreciable property Abstract
Development in Process	58,955,000	26,104,000
Land Available for Development	$ 294,868,000	$ 299,096,000